Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Domestic, Japan | Pension benefits and SIPs
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 21,544	¥ 21,768
Accumulated benefit obligations	21,336	21,768
Fair value of plan assets	5,762	5,304
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	97,923	93,518
Accumulated benefit obligations	72,918	67,399
Fair value of plan assets	¥ 10,101	¥ 8,275